[Letterhead of Morgan, Lewis & Bockius LLP]





December 6, 2000


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Oak Associates Funds - Black
         Oak Emerging Technology Fund
         File Nos. 333-42115 and 811-08549

Ladies and Gentlemen:

On behalf of our client, Oak Associates Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, this letter certifying that the Prospectus and Statement of Additional Information dated December 1, 2000, do not differ from those contained in the Fund's Post-Effective Amendment No. 7 which was filed with the Commission via EDGAR on November 30, 2000, accession number 0001082416-00-000153.

Please do not hesitate to contact me at (202) 467-7856 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford

John M. Ford

cc:      John H. Grady, Jr.
         Dominick Answini

                              OAK ASSOCIATES FUNDS
                           Statement of Certification
                             Pursuant to Rule 497(j)

Oak Associates Funds (the "Trust") hereby certifies that the form of prospectus and statement of additional information for the Trust's Black Oak Emerging Technology Fund (the "Fund") that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (File Nos. 333-42115 and 811-08549) which was filed electronically on November 30, 2000 (Accession No. 0001082416-00-000153).



Oak Associates Funds

/s/ John M. Ford
By: John M. Ford
Title:  Assistant Secretary

Date: December 6, 2000